Redeemable Convertible Preferred Shares and Shareholders' Equity - Additional Information (Detail) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 16, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 15, 2021
Class of Stock [Line Items]
Common Stock, Voting Rights				one vote
Proceeds from Issuance or Sale of Redeemable Convertible Preferred C Shares and warrants	$ 19,999,995
Class of warrants or rights warrants issued during the period	1,179,231
Number of Securities Called by Each Warrant or Right	1
Exercise Price of Warrants	$ 0.0001				$ 0.0001
Warrants and Rights Outstanding, Maturity Date	Feb. 16, 2022
Fair Value Adjustment of Warrants		$ 3,165,000	$ 2,749,000	$ 3,271,000
Dividends declared				$ 0
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity stock issued during period shares new issues	4,716,914
Temporary Stock Voting Rights				one vote to each share
Percentage of Distributable Avaialble to Preference Shareholders in case of Liquidation				100.00%